Post closing events (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Asset impairments recorded in operating result		$ (759)	$ (8,952)	$ (920)
Asset impairments recorded in net result, TotalEnergies share		$ (910)	$ (8,465)	$ (465)
Myanmar
Disclosure of non-adjusting events after reporting period [line items]
Contractual period		6 months
Asset impairments recorded in operating result		$ (201)
Asset impairments recorded in net result, TotalEnergies share		$ (305)
Disposal of assets | North Platte
Disclosure of non-adjusting events after reporting period [line items]
Asset impairments recorded in net result, TotalEnergies share	$ (900)